Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,731.15
Total Offset Amount	0.00
Net Fee	$ 5,731.15
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A